SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	6 Months Ended	9 Months Ended
	Dec. 31, 2018	Sep. 30, 2020	Dec. 31, 2019
Office equipment [Member]
Property plant and equipment useful life	5 years	5 years	5 years
Property [Member]
Property plant and equipment useful life	40 years	40 years	40 years